CASH AND CASH EQUIVALENTS - Market Risks Changes (Details)	12 Months Ended
Jun. 30, 2022
Change in market risk [abstract]
Change in basis points	1.00%
Currency Risk [member]
Change in market risk [abstract]
Strengthening of the Rand against the US Dollar	10.00%